INCOME TAXES - Schedule of Components of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Current:
Federal	$ 16,850	$ 23,885	$ 22,602
State	3,483	3,218	3,179
Foreign	545	445	838
Total current	20,878	27,548	26,619
Deferred:
Federal	(2,937)	(358)	105
State	565	769	1,380
Foreign	1,483	455	(167)
Total deferred	(889)	866	1,318
Total provision	$ 19,989	$ 28,414	$ 27,937